Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000097448 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097448 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097448 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097448 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097448 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097448 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097448 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097448 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097448 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097448 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097448 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000097448 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000097448 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097448 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097448 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097448 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097448 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097448 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097448 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097448 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097448 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097448 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000097448 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097450 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097450 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097450 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097450 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097450 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097450 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097450 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097450 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097450 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097450 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097450 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000097450 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000097450 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097450 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097450 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097450 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097450 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097450 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097450 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097450 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097450 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097450 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000097450 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097456 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097456 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097456 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097456 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097456 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097456 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097456 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097456 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097456 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097456 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097456 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000097456 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000097456 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097456 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097456 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097456 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097456 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097456 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097456 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097456 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097456 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097456 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000097456 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097454 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097454 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097454 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097454 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097454 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097454 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097454 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097454 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097454 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097454 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097454 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000097454 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000097454 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097454 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097454 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097454 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097454 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097454 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097454 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097454 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097454 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097454 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000097454 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158971 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158971 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158971 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158971 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158971 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158971 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158971 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158971 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158971 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158971 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158971 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000158971 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000158971 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000158971 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000158971 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158971 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158971 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158971 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158971 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158971 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158971 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158971 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000158971 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097402 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097402 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097402 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000097402 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097402 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097402 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097402 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097402 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097402 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097402 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097402 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000097402 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097402 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097402 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097402 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097402 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097402 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097402 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000097402 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097402 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000097402 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097402 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097402 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000097402 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097402 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097402 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097402 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097402 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097404 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097404 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097404 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000097404 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097404 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097404 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097404 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097404 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097404 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097404 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097404 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000097404 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097404 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097404 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097404 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097404 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097404 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000097404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097404 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000097404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000097404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097404 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097409 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097409 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097409 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000097409 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097409 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097409 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097409 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097409 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097409 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097409 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097409 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000097409 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097409 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097409 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097409 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097409 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097409 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097409 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000097409 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097409 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000097409 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097409 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097409 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000097409 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097409 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097409 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097409 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097409 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158967 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000158967 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158967 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000158967 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158967 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158967 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158967 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158967 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158967 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158967 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158967 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000158967 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000158967 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158967 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158967 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158967 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158967 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158967 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000158967 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158967 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000158967 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158967 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158967 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000158967 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158967 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158967 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158967 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158967 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097419 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097419 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097419 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097419 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097419 | FR_30233Q108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097419 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097419 | FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097419 | FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097419 | FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097419 | FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097419 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000097419 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000097419 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097419 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000097419 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000097419 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097419 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097419 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000097419 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097419 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097419 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097419 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000097419 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097421 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097421 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097421 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097421 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097421 | FR_30233Q108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097421 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097421 | FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097421 | FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097421 | FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097421 | FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097421 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000097421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000097421 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000097421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000097421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000097421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097421 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097421 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097421 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000097421 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097427 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097427 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097427 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097427 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097427 | FR_30233Q108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097427 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097427 | FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097427 | FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097427 | FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097427 | FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097427 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000097427 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000097427 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097427 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000097427 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000097427 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097427 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097427 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000097427 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097427 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097427 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097427 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000097427 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097331 | FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097331 | FR_BAXF54350
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097331 | FR_BAXCTK181
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | FR_74345HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | FR_BAXE6HPC4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | FR_BAXDA2BC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | FR_45674PAS3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | FR_BAXGGS9M0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | FR_91820UAV2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097331 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097331 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000097331 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097331 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097333 | FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097333 | FR_BAXF54350
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097333 | FR_BAXCTK181
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | FR_74345HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | FR_BAXE6HPC4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | FR_BAXDA2BC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | FR_45674PAS3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | FR_BAXGGS9M0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | FR_91820UAV2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097333 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097333 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000097333 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097333 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097339 | FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097339 | FR_BAXF54350
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097339 | FR_BAXCTK181
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | FR_74345HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | FR_BAXE6HPC4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | FR_BAXDA2BC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | FR_45674PAS3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | FR_BAXGGS9M0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | FR_91820UAV2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097339 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097339 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000097339 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097339 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097337 | FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097337 | FR_BAXF54350
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097337 | FR_BAXCTK181
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | FR_74345HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | FR_BAXE6HPC4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | FR_BAXDA2BC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | FR_45674PAS3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | FR_BAXGGS9M0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | FR_91820UAV2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097337 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097337 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000097337 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097337 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158965 | FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158965 | FR_BAXF54350
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158965 | FR_BAXCTK181
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | FR_74345HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | FR_BAXE6HPC4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | FR_BAXDA2BC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | FR_45674PAS3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | FR_BAXGGS9M0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | FR_91820UAV2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158965 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158965 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000158965 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158965 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097525 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097525 | 0.1898500585127175568832756814
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000097525 | 0.0996272150960428398634206911
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097525 | 0.0209463959261236234927115827
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097525 | 0.2826925557744564779130773110
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000097525 | 0.2229206080882528357230694035
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000097525 | 0.0906476255184381717196486142
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097525 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000097525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097525 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000097525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097525 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097525 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000097525 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097525 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097525 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097525 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097525 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097525 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097525 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097525 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097525 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097531 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097531 | 0.1898500585127175568832756814
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000097531 | 0.0996272150960428398634206911
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097531 | 0.0209463959261236234927115827
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097531 | 0.2826925557744564779130773110
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000097531 | 0.2229206080882528357230694035
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000097531 | 0.0906476255184381717196486142
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000097531 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000097531 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097531 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097531 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097531 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097531 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000097531 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097531 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097531 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097531 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097531 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097531 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000097531 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097531 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097531 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097531 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097531 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097531 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097531 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097531 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097531 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097504 | FR_BAXGPKPV9
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000097504 | FR_313385A55
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000097504 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097504 | FR_313385D52
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097504 | FR_BAXGPKPY3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097504 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097504 | FR_313313F45
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097504 | FR_313385A97
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097504 | FR_31428JQD2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097504 | FR_31428JAU1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097504 | LongU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000097504 | LongRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000097504 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097511 | FR_BAXGPKPV9
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000097511 | FR_313385A55
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000097511 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097511 | FR_313385D52
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097511 | FR_BAXGPKPY3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097511 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097511 | FR_313313F45
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097511 | FR_313385A97
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097511 | FR_31428JQD2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097511 | FR_31428JAU1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097511 | LongU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000097511 | LongRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000097511 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097509 | FR_BAXGPKPV9
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000097509 | FR_313385A55
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000097509 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097509 | FR_313385D52
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097509 | FR_BAXGPKPY3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097509 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097509 | FR_313313F45
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097509 | FR_313385A97
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097509 | FR_31428JQD2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097509 | FR_31428JAU1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097509 | LongU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000097509 | LongRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000097509 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173885 | FR_BAXGPKPV9
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000173885 | FR_313385A55
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000173885 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173885 | FR_313385D52
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173885 | FR_BAXGPKPY3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173885 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173885 | FR_313313F45
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173885 | FR_313385A97
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173885 | FR_31428JQD2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173885 | FR_31428JAU1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173885 | LongU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000173885 | LongRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000173885 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097410 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097410 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097410 | FR_039853AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097410 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097410 | FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097410 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097410 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097410 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097410 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097410 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097410 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097410 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097410 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000097410 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097412 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097412 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097412 | FR_039853AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097412 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097412 | FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097412 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097412 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097412 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097412 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097412 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097412 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097412 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097412 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000097412 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097418 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097418 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097418 | FR_039853AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097418 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097418 | FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097418 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097418 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097418 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097418 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097418 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097418 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097418 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097418 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000097418 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122757 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122757 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122757 | FR_039853AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122757 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122757 | FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122757 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122757 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122757 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122757 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122757 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122757 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122757 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122757 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000122757 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097417 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097417 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097417 | FR_039853AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097417 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097417 | FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097417 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097417 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097417 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097417 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097417 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097417 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097417 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097417 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000097417 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253699 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253699 | FR_03772CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253699 | FR_039853AA4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253699 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253699 | FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253699 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253699 | FR_78488XAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253699 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253699 | FR_69393LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253699 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253699 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253699 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253699 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000253699 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097521 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097521 | FR_778102V67
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097521 | FR_56516TBU8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097521 | FR_105007NC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097521 | FR_60416JGG9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097521 | FR_425507PY0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097521 | FR_169727BD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097521 | FR_860758TC5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097521 | FR_60412AE82
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097521 | FR_620637Z76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097521 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097521 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000097523 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097523 | FR_778102V67
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097523 | FR_56516TBU8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097523 | FR_105007NC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097523 | FR_60416JGG9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097523 | FR_425507PY0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097523 | FR_169727BD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097523 | FR_860758TC5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097523 | FR_60412AE82
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097523 | FR_620637Z76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097523 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097523 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000097524 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097524 | FR_778102V67
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097524 | FR_56516TBU8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097524 | FR_105007NC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097524 | FR_60416JGG9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097524 | FR_425507PY0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097524 | FR_169727BD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097524 | FR_860758TC5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097524 | FR_60412AE82
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097524 | FR_620637Z76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097524 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097524 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000136871 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136871 | FR_778102V67
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136871 | FR_56516TBU8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136871 | FR_105007NC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136871 | FR_60416JGG9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136871 | FR_425507PY0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136871 | FR_169727BD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136871 | FR_860758TC5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136871 | FR_60412AE82
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136871 | FR_620637Z76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136871 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136871 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000177153 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177153 | FR_778102V67
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177153 | FR_56516TBU8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177153 | FR_105007NC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177153 | FR_60416JGG9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177153 | FR_425507PY0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177153 | FR_169727BD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177153 | FR_860758TC5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000177153 | FR_60412AE82
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000177153 | FR_620637Z76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000177153 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177153 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000097580 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097580 | FR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097580 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097580 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097580 | FR_38145GAV2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097580 | FR_61748UBA9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097580 | FR_023135EC6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097580 | FR_06051GNA3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097580 | FR_666807BK7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097580 | FR_49271VAW0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097580 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097580 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000097580 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097582 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097582 | FR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097582 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097582 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097582 | FR_38145GAV2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097582 | FR_61748UBA9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097582 | FR_023135EC6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097582 | FR_06051GNA3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097582 | FR_666807BK7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097582 | FR_49271VAW0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097582 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097582 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000097582 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097586 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097586 | FR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097586 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097586 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097586 | FR_38145GAV2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097586 | FR_61748UBA9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097586 | FR_023135EC6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097586 | FR_06051GNA3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097586 | FR_666807BK7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097586 | FR_49271VAW0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097586 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097586 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000097586 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120797 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120797 | FR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120797 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120797 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120797 | FR_38145GAV2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120797 | FR_61748UBA9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120797 | FR_023135EC6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120797 | FR_06051GNA3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120797 | FR_666807BK7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120797 | FR_49271VAW0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120797 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120797 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000120797 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126956 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126956 | FR_91282CQE4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000126956 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126956 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126956 | FR_38145GAV2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126956 | FR_61748UBA9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126956 | FR_023135EC6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126956 | FR_06051GNA3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126956 | FR_666807BK7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126956 | FR_49271VAW0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126956 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126956 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000126956 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100156 | FR_21687BH38
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100156 | FR_20260BH35
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100156 | FR_22533UH30
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100156 | FR_BAXGPCFP1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000100156 | FR_13608BH64
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100156 | FR_912797UV7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100156 | FR_17277BH57
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100156 | FR_BAXGPKRC9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100156 | FR_89119BH74
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100156 | FR_91058UH30
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100156 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100156 | LongU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000100156 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000100156 | LongCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000100156 | LongCertificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000100156 | LongAsset-Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097542 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097542 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097542 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000097542 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097542 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097542 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097542 | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000097542 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097542 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097542 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097542 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097542 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097542 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000097542 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097544 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097544 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097544 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000097544 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097544 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097544 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097544 | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000097544 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097544 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097544 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097544 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097544 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097544 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000097544 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097545 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097545 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097545 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000097545 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097545 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097545 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097545 | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000097545 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097545 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097545 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097545 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097545 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097545 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000097545 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136872 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136872 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000136872 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000136872 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136872 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136872 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000136872 | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000136872 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136872 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136872 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136872 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136872 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136872 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000136872 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175787 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000175787 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000175787 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000175787 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175787 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175787 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175787 | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175787 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175787 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175787 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175787 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175787 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175787 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000175787 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253701 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253701 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000253701 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253701 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253701 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253701 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253701 | California
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253701 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253701 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253701 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253701 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253701 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253701 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000253701 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.50%